CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 2,185,699	$ 2,178,077	$ 7,111,812	$ 6,690,502	$ 9,779,711	$ 8,091,174
Cost of sales	1,931,321	2,014,731	6,212,531	6,014,886
Gross profit	254,378	163,346	899,281	675,616
Operating expenses	2,362,188	2,313,827	6,997,784	7,055,156
Other (income) expense	3,836	(2,787)	(321,159)	(1,421)
Operating loss	(2,111,646)	(2,147,694)	(5,777,344)	(6,378,119)
Change in value of senior warrants, gain	(535,926)	0	(2,091,226)	0
Change in value conversion feature senior notes, gain	(112,750)	0	(1,504,597)	0
Debt discount amortization expense	1,333,470	0	2,051,198	0
Interest expense, note payable	4,064	5,484	15,551	13,313	17,594	18,863
Extinguishment loss on senior notes conversion	1,087,822	0	1,283,322	0
Derivative revaluations (gain)loss		(17,176)	(1,217)	(12,465)	(14,626)	(238,618)
Interest on convertible notes	586,573	0	795,797	0
Financing costs on convertible notes	206,948	0	336,903	0
Product					9,779,711	7,631,529
Service					0	459,645
Product costs					9,044,441	6,799,302
Research & development					4,883,033	5,060,036
Selling, general & administrative					4,404,040	4,463,269
Impairment of assets					0	308,882
Interest & other income					(1,490)	(8,670)
Loss before income taxes					(8,553,281)	(8,311,890)
Income taxes					0	0
Net (loss)	(4,681,847)	(2,136,002)	(6,663,075)	(6,378,967)	(8,553,281)	(8,311,890)
Foreign Currency Translation adjustment	0	(1)	(64)	(4)	(4)	(47)
Comprehensive (loss)	$ (4,681,847)	$ (2,136,003)	$ (6,663,139)	$ (6,378,971)	$ (8,553,285)	$ (8,311,937)
Basic and diluted net loss per share (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.06)	$ (0.08)	$ (0.10)
Weighted average common shares outstanding (in shares)	132,929,067	113,249,335	114,928,123	109,826,629	110,689,664	85,488,150